Taxes Payable (Tables)	12 Months Ended
Oct. 31, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	October 31,	October 31,
	2025	2024
Value-added tax, net	186	7,352
Other taxes	676	(11)
Total	862	7,341